UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               ADYM W. RYGMYR
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2012

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2012



[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3RD QUARTER
USAA FIRST START GROWTH FUND
APRIL 30, 2012

                                                                      (Form N-Q)

48487-0612                                   (C)2012, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA FIRST START GROWTH FUND
April 30, 2012 (unaudited)

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            EQUITY SECURITIES (71.6%)

            COMMON STOCKS (45.9%)

            CONSUMER DISCRETIONARY (5.7%)
            -----------------------------
            ADVERTISING (0.0%)
    1,800   Harte Hanks, Inc.                                         $       15
    1,700   Omnicom Group, Inc.                                               87
                                                                      ----------
                                                                             102
                                                                      ----------
            APPAREL RETAIL (0.6%)
    7,200   Ascena Retail Group, Inc.*                                       147
   10,100   Ross Stores, Inc.                                                622
   16,700   TJX Companies, Inc.                                              697
                                                                      ----------
                                                                           1,466
                                                                      ----------
            APPAREL, ACCESSORIES & LUXURY GOODS (0.4%)
    9,400   Coach, Inc.                                                      688
    5,900   True Religion Apparel, Inc.*                                     160
                                                                      ----------
                                                                             848
                                                                      ----------
            AUTO PARTS & EQUIPMENT (0.0%)
    4,000   Federal-Mogul Corp.*                                              52
                                                                      ----------
            AUTOMOBILE MANUFACTURERS (0.3%)
   32,100   Ford Motor Co.                                                   362
    6,900   Thor Industries, Inc.                                            234
                                                                      ----------
                                                                             596
                                                                      ----------
            AUTOMOTIVE RETAIL (0.0%)
    1,400   America's Car Mart, Inc.*                                         64
                                                                      ----------
            BROADCASTING (0.2%)
    3,800   Liberty Media Corp.*                                             332
    1,300   Nexstar Broadcasting Group, Inc. "A"*                             10
                                                                      ----------
                                                                             342
                                                                      ----------
            CABLE & SATELLITE (0.4%)
    3,100   Comcast Corp. "A"                                                 94
   16,600   DIRECTV "A"*                                                     818
                                                                      ----------
                                                                             912
                                                                      ----------
            CATALOG RETAIL (0.1%)
    1,000   HSN, Inc.                                                         39
   11,500   Liberty Media Corp. - Interactive "A"*                           216
                                                                      ----------
                                                                             255
                                                                      ----------
            COMPUTER & ELECTRONICS RETAIL (0.0%)
    1,200   Systemax, Inc.*                                                   21
                                                                      ----------
            CONSUMER ELECTRONICS (0.1%)
    6,000   Harman International Industries, Inc.                            297
                                                                      ----------

================================================================================

1  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            DEPARTMENT STORES (0.1%)
    4,500   Macy's, Inc.                                              $      185
                                                                      ----------
            DISTRIBUTORS (0.3%)
    9,100   Genuine Parts Co.                                                590
                                                                      ----------
            EDUCATION SERVICES (0.1%)
    1,700   Capella Education Co.*                                            56
    4,800   DeVry, Inc.                                                      154
                                                                      ----------
                                                                             210
                                                                      ----------
            GENERAL MERCHANDISE STORES (0.3%)
    5,900   Dollar Tree, Inc.*                                               600
    1,500   Target Corp.                                                      87
                                                                      ----------
                                                                             687
                                                                      ----------
            HOME FURNISHINGS (0.0%)
    4,400   La-Z-Boy, Inc.*                                                   66
                                                                      ----------
            HOME IMPROVEMENT RETAIL (0.4%)
   14,500   Home Depot, Inc.                                                 751
    1,700   Lowe's Companies, Inc.                                            53
                                                                      ----------
                                                                             804
                                                                      ----------
            HOMEFURNISHING RETAIL (0.0%)
    1,500   Bed Bath & Beyond, Inc.*                                         106
                                                                      ----------
            HOTELS, RESORTS & CRUISE LINES (0.1%)
    2,300   Interval Leisure Group, Inc.                                      40
    1,500   Wyndham Worldwide Corp.                                           75
                                                                      ----------
                                                                             115
                                                                      ----------
            HOUSEHOLD APPLIANCES (0.1%)
    4,800   Whirlpool Corp.                                                  307
                                                                      ----------
            HOUSEWARES & SPECIALTIES (0.2%)
    2,000   Blyth, Inc.                                                      176
    1,700   Libbey, Inc.*                                                     24
    4,700   Tupperware Brands Corp.                                          293
                                                                      ----------
                                                                             493
                                                                      ----------
            LEISURE FACILITIES (0.0%)
      800   Speedway Motorsports, Inc.                                        14
                                                                      ----------
            LEISURE PRODUCTS (0.4%)
    3,200   Arctic Cat, Inc.*                                                141
    2,500   Hasbro, Inc.                                                      92
    4,500   Mattel, Inc.                                                     151
    4,300   Polaris Industries, Inc.                                         342
    3,500   Sturm Ruger & Co., Inc.                                          200
                                                                      ----------
                                                                             926
                                                                      ----------
            MOVIES & ENTERTAINMENT (0.4%)
    2,800   News Corp. "A"                                                    55
   10,800   Time Warner, Inc.                                                405
    7,900   Viacom, Inc. "B"                                                 366
    1,400   Walt Disney Co.                                                   60
                                                                      ----------
                                                                             886
                                                                      ----------
            PUBLISHING (0.3%)
   10,900   McGraw-Hill Companies, Inc.                                      536
    1,800   Valassis Communications, Inc.*                                    36
                                                                      ----------
                                                                             572
                                                                      ----------
            RESTAURANTS (0.8%)
    2,300   AFC Enterprises, Inc.*                                            39
      200   Biglari Holdings, Inc.*                                           81

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                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    3,700   Bob Evans Farms, Inc.                                     $      141
      400   Chipotle Mexican Grill, Inc. "A"*                                166
   10,000   McDonald's Corp.                                                 975
    1,000   Panera Bread Co. "A"*                                            158
    4,000   Yum! Brands, Inc.                                                291
                                                                      ----------
                                                                           1,851
                                                                      ----------
            SPECIALTY STORES (0.1%)
    3,100   Ulta Salon, Cosmetics & Fragrance, Inc.                          273
                                                                      ----------
            TEXTILES (0.0%)
    1,900   Unifi, Inc.*                                                      21
                                                                      ----------
            Total Consumer Discretionary                                  13,061
                                                                      ----------

            CONSUMER STAPLES (3.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.6%)
   10,700   Archer-Daniels-Midland Co.                                       330
    9,100   Bunge Ltd.                                                       587
    7,600   Corn Products International, Inc.                                433
                                                                      ----------
                                                                           1,350
                                                                      ----------
            DRUG RETAIL (0.4%)
   20,400   CVS Caremark Corp.                                               910
                                                                      ----------
            FOOD RETAIL (0.3%)
   26,000   Kroger Co.                                                       605
                                                                      ----------
            HOUSEHOLD PRODUCTS (0.6%)
      900   Clorox Co.                                                        63
   19,600   Procter & Gamble Co.                                           1,247
                                                                      ----------
                                                                           1,310
                                                                      ----------
            HYPERMARKETS & SUPER CENTERS (0.3%)
   13,200   Wal-Mart Stores, Inc.                                            778
                                                                      ----------
            PACKAGED FOODS & MEAT (0.4%)
    1,400   ConAgra Foods, Inc.                                               36
    1,800   General Mills, Inc.                                               70
    6,300   Hormel Foods Corp.                                               183
      600   Kraft Foods, Inc. "A"                                             24
    8,400   Smithfield Foods, Inc.*                                          176
   22,600   Tyson Foods, Inc. "A"                                            413
                                                                      ----------
                                                                             902
                                                                      ----------
            SOFT DRINKS (0.8%)
   15,000   Coca Cola Enterprises, Inc.                                      452
      400   Coca-Cola Bottling Co. Consolidated                               26
    8,600   Coca-Cola Co.                                                    656
    1,900   Monster Beverage Corp.*                                          123
    8,600   PepsiCo, Inc.                                                    568
                                                                      ----------
                                                                           1,825
                                                                      ----------
            Total Consumer Staples                                         7,680
                                                                      ----------

            ENERGY (5.3%)
            -------------
            INTEGRATED OIL & GAS (3.4%)
   17,100   Chevron Corp.                                                  1,822
   15,300   ConocoPhillips                                                 1,096
   38,300   Exxon Mobil Corp.                                              3,307
   10,200   Hess Corp.                                                       532
    4,300   Murphy Oil Corp.                                                 236
    8,200   Occidental Petroleum Corp.                                       748
                                                                      ----------
                                                                           7,741
                                                                      ----------

================================================================================

3  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            OIL & GAS DRILLING (0.0%)
    1,000   Unit Corp.*                                               $       42
                                                                      ----------
            OIL & GAS EQUIPMENT & SERVICES (0.8%)
   18,400   Halliburton Co.                                                  630
    1,900   Matrix Service Co.*                                               26
    9,600   National-Oilwell Varco, Inc.                                     727
    2,900   Schlumberger Ltd.                                                215
    9,400   Superior Energy Services, Inc.*                                  253
                                                                      ----------
                                                                           1,851
                                                                      ----------
            OIL & GAS EXPLORATION & PRODUCTION (0.8%)
    3,500   Anadarko Petroleum Corp.                                         256
    7,000   Apache Corp.                                                     672
    2,500   EOG Resources, Inc.                                              275
   16,800   Marathon Oil Corp.                                               493
                                                                      ----------
                                                                           1,696
                                                                      ----------
            OIL & GAS REFINING & MARKETING (0.2%)
   10,800   Marathon Petroleum Corp.                                         449
    4,200   Valero Energy Corp.                                              104
                                                                      ----------
                                                                             553
                                                                      ----------
            OIL & GAS STORAGE & TRANSPORTATION (0.1%)
    2,800   Spectra Energy Corp.                                              86
    4,500   Williams Companies, Inc.                                         153
                                                                      ----------
                                                                             239
                                                                      ----------
            Total Energy                                                  12,122
                                                                      ----------

            FINANCIALS (6.9%)
            -----------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
    4,000   Bank of New York Mellon Corp.                                     95
    1,100   Franklin Resources, Inc.                                         138
    8,600   T. Rowe Price Group, Inc.                                        543
                                                                      ----------
                                                                             776
                                                                      ----------
            CONSUMER FINANCE (0.4%)
   11,200   Discover Financial Services                                      380
    1,800   Nelnet, Inc. "A"                                                  46
   31,700   SLM Corp.                                                        470
                                                                      ----------
                                                                             896
                                                                      ----------
            DIVERSIFIED BANKS (0.7%)
   45,100   Wells Fargo & Co.                                              1,508
                                                                      ----------
            INVESTMENT BANKING & BROKERAGE (0.8%)
    8,400   Goldman Sachs Group, Inc.                                        967
   42,400   Morgan Stanley                                                   733
      600   Raymond James Financial, Inc.                                     22
                                                                      ----------
                                                                           1,722
                                                                      ----------
            LIFE & HEALTH INSURANCE (0.2%)
    1,500   AFLAC, Inc.                                                       67
    5,900   MetLife, Inc.                                                    213
    5,200   Symetra Financial Corp.                                           63
    4,800   Unum Group                                                       114
                                                                      ----------
                                                                             457
                                                                      ----------
            MULTI-LINE INSURANCE (0.4%)
    1,800   American Financial Group, Inc.                                    70
    3,200   American International Group, Inc.*                              109
    6,900   Assurant, Inc.                                                   278
    6,600   Genworth Financial, Inc. "A"*                                     40
    5,800   HCC Insurance Holdings, Inc.                                     185

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                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    6,800   Loews Corp.                                               $      280
                                                                      ----------
                                                                             962
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.9%)
   20,900   Bank of America Corp.                                            170
   10,300   Citigroup, Inc.                                                  340
   35,700   JPMorgan Chase & Co.                                           1,534
                                                                      ----------
                                                                           2,044
                                                                      ----------
            PROPERTY & CASUALTY INSURANCE (0.8%)
    7,700   ACE Ltd.                                                         585
    6,500   Berkshire Hathaway, Inc. "B"*                                    523
    1,000   ProAssurance Corp.                                                88
   23,900   XL Group plc                                                     514
                                                                      ----------
                                                                           1,710
                                                                      ----------
            REAL ESTATE DEVELOPMENT (0.0%)
      800   Forestar Group, Inc.*                                             12
                                                                      ----------
            REAL ESTATE SERVICES (0.2%)
    6,500   Jones Lang LaSalle, Inc.                                         520
                                                                      ----------
            REGIONAL BANKS (0.7%)
      600   Banner Corp.                                                      13
   10,100   BB&T Corp.                                                       323
    1,600   Chemical Financial Corp.                                          35
    3,000   Fifth Third Bancorp                                               43
    5,400   Fulton Financial Corp.                                            57
   36,600   Huntington Bancshares, Inc.                                      245
   38,400   KeyCorp                                                          309
    4,600   PNC Financial Services Group, Inc.                               305
   26,800   Regions Financial Corp.                                          181
    1,100   State Bank Financial Corp.*                                       19
                                                                      ----------
                                                                           1,530
                                                                      ----------
            REINSURANCE (0.0%)
    1,100   PartnerRe Ltd.                                                    77
                                                                      ----------
            REITs - DIVERSIFIED (0.0%)
    2,300   CapLease, Inc.                                                    10
    1,700   Investors Real Estate Trust                                       12
    3,200   Winthrop Realty Trust, Inc.                                       34
                                                                      ----------
                                                                              56
                                                                      ----------
            REITs - INDUSTRIAL (0.1%)
   12,000   First Industrial Realty Trust, Inc.*                             148
                                                                      ----------
            REITs - MORTGAGE (0.4%)
   18,500   American Capital Agency Corp.                                    578
   27,100   Chimera Investment Corp.                                          78
    5,000   Dynex Capital, Inc.                                               47
    3,800   PennyMac Mortgage Investment Trust                                77
   25,300   Resource Capital Corp.                                           137
                                                                      ----------
                                                                             917
                                                                      ----------
            REITs - OFFICE (0.2%)
   13,900   CommonWealth REIT                                                261
      600   Corporate Office Properties Trust                                 14
    4,900   Franklin Street Properties Corp.                                  49
    1,400   Government Properties Income Trust                                33
                                                                      ----------
                                                                             357
                                                                      ----------
            REITs - RESIDENTIAL (0.1%)
    3,300   Camden Property Trust                                            223
                                                                      ----------
            REITs - RETAIL (0.3%)
    6,300   Inland Real Estate Corp.                                          54

================================================================================

5  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
    4,500   Simon Property Group, Inc.                                $      700
                                                                      ----------
                                                                             754
                                                                      ----------
            REITs - SPECIALIZED (0.2%)
    9,600   Ashford Hospitality Trust, Inc.                                   82
      500   Chatham Lodging Trust                                              6
    2,000   HCP, Inc.                                                         83
    7,100   Hospitality Properties Trust                                     196
      500   Public Storage                                                    72
    4,500   Sabra Health Care Reit, Inc.                                      75
    2,900   Summit Hotel Properties, Inc.                                     24
                                                                      ----------
                                                                             538
                                                                      ----------
            SPECIALIZED FINANCE (0.2%)
    4,500   Interactive Brokers Group, Inc. "A"                               68
    5,200   Moody's Corp.                                                    213
    2,200   NASDAQ OMX Group, Inc.*                                           54
                                                                      ----------
                                                                             335
                                                                      ----------
            Total Financials                                              15,542
                                                                      ----------

            HEALTH CARE (5.7%)
            ------------------
            BIOTECHNOLOGY (0.9%)
    1,900   Alexion Pharmaceuticals, Inc.*                                   172
    7,900   Amgen, Inc.                                                      562
    3,800   Biogen Idec, Inc.*                                               509
    8,500   Celgene Corp.*                                                   620
    1,900   Myriad Genetics, Inc.*                                            49
    1,700   United Therapeutics Corp.*                                        74
                                                                      ----------
                                                                           1,986
                                                                      ----------
            HEALTH CARE EQUIPMENT (0.7%)
    5,100   Becton, Dickinson and Co.                                        400
    2,200   Hill-Rom Holdings, Inc.                                           72
      720   Intuitive Surgical, Inc.*                                        416
    1,300   Sirona Dental Systems, Inc.*                                      66
    6,900   St. Jude Medical, Inc.                                           267
    6,600   Stryker Corp.                                                    360
                                                                      ----------
                                                                           1,581
                                                                      ----------
            HEALTH CARE TECHNOLOGY (0.1%)
    1,600   Allscripts - Misys Healthcare Solutions, Inc.*                    18
    1,200   Computer Programs and Systems, Inc.                               71
    1,300   SXC Health Solutions Corp.*                                      118
                                                                      ----------
                                                                             207
                                                                      ----------
            LIFE SCIENCES TOOLS & SERVICES (0.3%)
    1,300   Charles River Laboratories International, Inc.*                   46
      600   Mettler Toledo International, Inc.*                              108
    1,900   PerkinElmer, Inc.                                                 52
   10,700   Thermo Fisher Scientific, Inc.                                   596
                                                                      ----------
                                                                             802
                                                                      ----------
            MANAGED HEALTH CARE (1.0%)
   14,200   Aetna, Inc.                                                      625
    3,800   Humana, Inc.                                                     307
   12,200   UnitedHealth Group, Inc.                                         685
    8,500   WellPoint, Inc.                                                  576
                                                                      ----------
                                                                           2,193
                                                                      ----------
            PHARMACEUTICALS (2.7%)
   19,200   Abbott Laboratories                                            1,192
   18,000   Bristol-Myers Squibb Co.                                         601
   16,800   Eli Lilly and Co.                                                695

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                                                   Portfolio of Investments |  6

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
      600   Hi-Tech Pharmacal Co., Inc.*                              $       20
   14,600   Johnson & Johnson                                                950
   24,900   Merck & Co., Inc.                                                977
   52,700   Pfizer, Inc.                                                   1,208
    9,200   Warner Chilcott plc "A"*                                         200
    3,500   Watson Pharmaceuticals, Inc.*                                    264
                                                                      ----------
                                                                           6,107
                                                                      ----------
            Total Health Care                                             12,876
                                                                      ----------

            INDUSTRIALS (5.2%)
            ------------------
            AEROSPACE & DEFENSE (0.9%)
    4,700   Alliant Techsystems, Inc.                                        251
    9,700   General Dynamics Corp.                                           655
    4,200   L-3 Communications Holdings, Inc.                                309
    4,200   Northrop Grumman Corp.                                           266
    1,200   TransDigm Group, Inc.*                                           151
    4,400   United Technologies Corp.                                        359
                                                                      ----------
                                                                           1,991
                                                                      ----------
            AIR FREIGHT & LOGISTICS (0.2%)
      700   FedEx Corp.                                                       62
    4,200   United Parcel Service, Inc. "B"                                  328
                                                                      ----------
                                                                             390
                                                                      ----------
            AIRLINES (0.0%)
    1,000   Alaska Air Group, Inc.*                                           34
    5,400   Hawaiian Holdings, Inc.*                                          30
                                                                      ----------
                                                                              64
                                                                      ----------
            CONSTRUCTION & ENGINEERING (0.1%)
      600   Layne Christensen Co.*                                            12
    2,200   Primoris Services Corp.                                           32
      800   URS Corp.                                                         33
                                                                      ----------
                                                                              77
                                                                      ----------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
    7,800   AGCO Corp.*                                                      363
    2,000   Cascade Corp.                                                     94
    6,600   Cummins, Inc.                                                    764
    8,700   Deere & Co.                                                      717
   15,200   Meritor, Inc.*                                                    99
      900   NACCO Industries, Inc. "A"                                       102
    4,400   Oshkosh Corp.*                                                   100
    3,100   Toro Co.                                                         222
                                                                      ----------
                                                                           2,461
                                                                      ----------
            DIVERSIFIED SUPPORT SERVICES (0.1%)
    9,200   Copart, Inc.*                                                    243
    1,600   Encore Capital Group, Inc.*                                       38
                                                                      ----------
                                                                             281
                                                                      ----------
            ELECTRICAL COMPONENTS & EQUIPMENT (0.5%)
    1,100   Acuity Brands, Inc.                                               61
    3,500   AMETEK, Inc.                                                     176
   15,500   Emerson Electric Co.                                             814
      700   Generac Holdings, Inc.*                                           17
      700   Rockwell Automation, Inc.                                         54
      300   Roper Industries, Inc.                                            31
                                                                      ----------
                                                                           1,153
                                                                      ----------
            HEAVY ELECTRICAL EQUIPMENT (0.0%)
    1,600   Babcock & Wilcox Co.*                                             39
                                                                      ----------
            INDUSTRIAL CONGLOMERATES (1.0%)
    3,600   3M Co.                                                           322

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7  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
   98,900   General Electric Co.                                      $    1,936
                                                                      ----------
                                                                           2,258
                                                                      ----------
            INDUSTRIAL MACHINERY (0.3%)
      400   Crane Co.                                                         18
    3,500   Dover Corp.                                                      219
    5,000   Eaton Corp.                                                      241
    1,500   L.B. Foster Co. "A"                                               40
    3,100   NN, Inc.*                                                         25
                                                                      ----------
                                                                             543
                                                                      ----------
            OFFICE SERVICES & SUPPLIES (0.0%)
    3,300   Steelcase, Inc. "A"                                               29
                                                                      ----------
            RAILROADS (0.6%)
   11,000   CSX Corp.                                                        245
    8,400   Norfolk Southern Corp.                                           613
    4,600   Union Pacific Corp.                                              517
                                                                      ----------
                                                                           1,375
                                                                      ----------
            RESEARCH & CONSULTING SERVICES (0.0%)
    1,100   ICF International, Inc.*                                          27
      900   Navigant Consulting, Inc.*                                        13
                                                                      ----------
                                                                              40
                                                                      ----------
            SECURITY & ALARM SERVICES (0.0%)
    1,400   Brink's Co.                                                       36
                                                                      ----------
            TRADING COMPANIES & DISTRIBUTORS (0.4%)
    3,400   Applied Industrial Technologies, Inc.                            134
    1,900   DXP Enterprises, Inc.*                                            82
    3,300   Fastenal Co.                                                     155
    2,000   Interline Brands, Inc.*                                           42
    3,000   MSC Industrial Direct Co., Inc. "A"                              221
    1,700   W.W. Grainger, Inc.                                              353
                                                                      ----------
                                                                             987
                                                                      ----------
            TRUCKING (0.0%)
    2,600   Celadon Group, Inc.                                               41
                                                                      ----------
            Total Industrials                                             11,765
                                                                      ----------

            INFORMATION TECHNOLOGY (9.4%)
            -----------------------------
            APPLICATION SOFTWARE (0.3%)
    3,600   Fair Isaac Corp.                                                 154
    8,300   Intuit, Inc.                                                     481
    3,900   SS&C Technologies Holdings, Inc.*                                 93
                                                                      ----------
                                                                             728
                                                                      ----------
            COMMUNICATIONS EQUIPMENT (1.3%)
    1,800   Black Box Corp.                                                   41
   44,600   Cisco Systems, Inc.                                              899
      400   F5 Networks, Inc.*                                                53
    8,200   Motorola Solutions, Inc.                                         418
    7,600   Netgear, Inc.*                                                   293
   19,100   QUALCOMM, Inc.                                                 1,219
                                                                      ----------
                                                                           2,923
                                                                      ----------
            COMPUTER HARDWARE (2.4%)
    7,800   Apple, Inc.*                                                   4,557
   18,200   Dell, Inc.*                                                      298
   27,600   Hewlett-Packard Co.                                              683
    1,100   NCR Corp.*                                                        26
                                                                      ----------
                                                                           5,564
                                                                      ----------

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            COMPUTER STORAGE & PERIPHERALS (0.2%)
    4,000   EMC Corp.*                                                $      113
    1,600   Lexmark International, Inc. "A"                                   48
    6,800   Western Digital Corp.*                                           264
    5,500   Xyratex Ltd.                                                      80
                                                                      ----------
                                                                             505
                                                                      ----------
            DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    4,000   Fiserv, Inc.*                                                    281
      200   MasterCard, Inc. "A"                                              91
    6,400   Visa, Inc. "A"                                                   787
                                                                      ----------
                                                                           1,159
                                                                      ----------
            ELECTRONIC COMPONENTS (0.2%)
   10,300   Dolby Laboratories, Inc. "A"*                                    404
                                                                      ----------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.0%)
    2,900   GSI Group, Inc.*                                                  35
                                                                      ----------
            HOME ENTERTAINMENT SOFTWARE (0.1%)
   22,300   Activision Blizzard, Inc.                                        287
                                                                      ----------
            INTERNET SOFTWARE & SERVICES (0.6%)
    2,600   Dice Holdings, Inc.*                                              28
    1,240   Google, Inc. "A"*                                                750
    3,000   IAC/InterActiveCorp.                                             144
    6,700   InfoSpace, Inc.*                                                  75
    6,100   Quinstreet, Inc.*                                                 64
   12,200   United Online, Inc.                                               58
    9,000   Yahoo!, Inc.*                                                    140
                                                                      ----------
                                                                           1,259
                                                                      ----------
            IT CONSULTING & OTHER SERVICES (1.0%)
    7,200   Accenture plc "A"                                                468
    7,700   International Business Machines Corp.                          1,594
    5,700   SAIC, Inc.                                                        69
    6,900   Unisys Corp.*                                                    129
                                                                      ----------
                                                                           2,260
                                                                      ----------
            OFFICE ELECTRONICS (0.0%)
    9,700   Xerox Corp.                                                       75
                                                                      ----------
            SEMICONDUCTOR EQUIPMENT (0.1%)
    7,500   Applied Materials, Inc.                                           90
      800   Cabot Microelectronics Corp.                                      28
      400   KLA-Tencor Corp.                                                  21
    1,800   Ultra Clean Holdings, Inc.*                                       12
                                                                      ----------
                                                                             151
                                                                      ----------
            SEMICONDUCTORS (0.8%)
      300   Altera Corp.                                                      10
    3,900   Broadcom Corp. "A"*                                              143
   56,900   Intel Corp.                                                    1,616
    5,700   LSI Corp.*                                                        46
    1,600   Silicon Laboratories, Inc.*                                       57
                                                                      ----------
                                                                           1,872
                                                                      ----------
            SYSTEMS SOFTWARE (1.7%)
    1,000   BMC Software, Inc.*                                               41
   16,800   CA, Inc.                                                         444
   49,900   Microsoft Corp.                                                1,598
   40,900   Oracle Corp.                                                   1,202
   22,300   Symantec Corp.*                                                  369
    1,300   VMware, Inc. "A"*                                                145
                                                                      ----------
                                                                           3,799
                                                                      ----------

================================================================================

9  | USAA First Start Growth Fund

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
            TECHNOLOGY DISTRIBUTORS (0.2%)
    2,900   Avnet, Inc.*                                              $      105
   11,200   Ingram Micro, Inc. "A"*                                          218
    1,000   Insight Enterprises, Inc.*                                        20
      700   Tech Data Corp.*                                                  38
                                                                      ----------
                                                                             381
                                                                      ----------
            Total Information Technology                                  21,402
                                                                      ----------

            MATERIALS (2.1%)
            ----------------
            ALUMINUM (0.1%)
   20,600   Alcoa, Inc.                                                      200
    6,400   Noranda Aluminum Holding Corp.                                    68
                                                                      ----------
                                                                             268
                                                                      ----------
            COMMODITY CHEMICALS (0.1%)
    4,100   Koppers Holdings, Inc.                                           159
    3,100   Kronos Worldwide, Inc.                                            74
                                                                      ----------
                                                                             233
                                                                      ----------
            DIVERSIFIED CHEMICALS (0.5%)
    6,200   Eastman Chemical Co.                                             335
    2,400   LSB Industries, Inc.*                                             81
    6,600   PPG Industries, Inc.                                             695
                                                                      ----------
                                                                           1,111
                                                                      ----------
            DIVERSIFIED METALS & MINING (0.3%)
    9,400   Freeport-McMoRan Copper & Gold, Inc.                             360
   10,700   Southern Copper Corp.                                            352
                                                                      ----------
                                                                             712
                                                                      ----------
            FERTILIZERS & AGRICULTURAL CHEMICALS (0.5%)
    3,400   CF Industries Holdings, Inc.                                     656
    7,500   Mosaic Co.                                                       396
                                                                      ----------
                                                                           1,052
                                                                      ----------
            METAL & GLASS CONTAINERS (0.1%)
   10,400   Owens-Illinois, Inc.*                                            242
                                                                      ----------
            PAPER PRODUCTS (0.1%)
    2,000   Schweitzer-Mauduit International, Inc.                           136
                                                                      ----------
            PRECIOUS METALS & MINERALS (0.1%)
    8,400   Coeur d'Alene Mines Corp.*                                       181
                                                                      ----------
            SPECIALTY CHEMICALS (0.1%)
    2,300   LyondellBasell Industries N.V. "A"                                96
    2,000   Sherwin-Williams Co.                                             241
                                                                      ----------
                                                                             337
                                                                      ----------
            STEEL (0.2%)
    3,100   Commercial Metals Co.                                             46
    2,700   Metals USA Holdings Corp.*                                        41
    4,000   Reliance Steel & Aluminum Co.                                    223
   22,100   Steel Dynamics, Inc.                                             282
                                                                      ----------
                                                                             592
                                                                      ----------
            Total Materials                                                4,864
                                                                      ----------

            TELECOMMUNICATION SERVICES (0.9%)
            ---------------------------------
            ALTERNATIVE CARRIERS (0.0%)
    5,200   Premiere Global Services, Inc.*                                   47
                                                                      ----------
            INTEGRATED TELECOMMUNICATION SERVICES (0.8%)
   33,000   AT&T, Inc.                                                     1,086

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

                                                                          MARKET
NUMBER                                                                     VALUE
OF SHARES   SECURITY                                                       (000)
--------------------------------------------------------------------------------
      700   Atlantic Tele-Network, Inc.                               $       24
   19,900   Verizon Communications, Inc.                                     803
                                                                      ----------
                                                                           1,913
                                                                      ----------
            WIRELESS TELECOMMUNICATION SERVICES (0.1%)
   19,300   MetroPCS Communications, Inc.*                                   141
                                                                      ----------
            Total Telecommunication Services                               2,101
                                                                      ----------

            UTILITIES (1.3%)
            ----------------
            ELECTRIC UTILITIES (0.6%)
    7,000   American Electric Power Co., Inc.                                272
    4,900   El Paso Electric Co.                                             150
    3,300   Entergy Corp.                                                    216
    5,700   Exelon Corp.                                                     223
   15,000   PPL Corp.                                                        410
                                                                      ----------
                                                                           1,271
                                                                      ----------
            GAS UTILITIES (0.0%)
    1,900   Atmos Energy Corp.                                                62
                                                                      ----------
            INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
   21,600   AES Corp.*                                                       270
      600   Genie Energy Ltd. B                                                5
   18,300   NRG Energy, Inc.*                                                311
                                                                      ----------
                                                                             586
                                                                      ----------
            MULTI-UTILITIES (0.4%)
    5,400   Ameren Corp.                                                     177
    3,300   Dominion Resources, Inc.                                         172
   17,800   Public Service Enterprise Group, Inc.                            555
                                                                      ----------
                                                                             904
                                                                      ----------
            WATER UTILITIES (0.1%)
    5,600   American Water Works Co., Inc.                                   192
                                                                      ----------
            Total Utilities                                                3,015
                                                                      ----------
            Total Common Stocks (cost: $91,081)                          104,428
                                                                      ----------

            PREFERRED SECURITIES (2.2%)

            CONSUMER STAPLES (0.4%)
            -----------------------
            AGRICULTURAL PRODUCTS (0.4%)
   10,000   Dairy Farmers of America, Inc., 7.88%, cumulative
              redeemable, perpetual(a)                                       995
                                                                      ----------
            FINANCIALS (1.4%)
            -----------------
            LIFE & HEALTH INSURANCE (0.2%)
   15,000   Delphi Financial Group, Inc., 7.38%, perpetual                   373
                                                                      ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
   32,931   ING Groep N.V., 7.20%, perpetual                                 774
       10   International Lease Finance Corp., 0.36%, perpetual*(b)          620
                                                                      ----------
                                                                           1,394
                                                                      ----------
            REINSURANCE (0.4%)
      500   American Overseas Group Ltd., 7.50%, non-cumulative,
              perpetual, acquired 3/09/2007; cost $526*(b),(c)               125

================================================================================

11  | USAA First Start Growth Fund

================================================================================

PRINCIPAL
AMOUNT                                                                                      MARKET
$(000)/                                                                                      VALUE
SHARES      SECURITY                                                                         (000)
--------------------------------------------------------------------------------------------------
     $804   Swiss Re Capital I, LP, 6.85%, redeemable, perpetual(a)                     $      740
                                                                                        ----------
                                                                                               865
                                                                                        ----------
            REITs - OFFICE (0.2%)
   20,000   Commonwealth REIT, Series E, 7.25%, cumulative redeemable, perpetual               507
                                                                                        ----------
            Total Financials                                                                 3,139
                                                                                        ----------
            INDUSTRIALS (0.4%)
            ------------------
            OFFICE SERVICES & SUPPLIES (0.4%)
    1,065   Pitney Bowes International Holdings, Series F, 6.13%,
              cumulative redeemable, perpetual(a)                                              981
                                                                                        ----------
            Total Preferred Securities (cost: $5,384)                                        5,115
                                                                                        ----------
            EQUITY EXCHANGE-TRADED FUNDS (23.5%)

            DOMESTIC EXCHANGE-TRADED FUNDS (8.4%)
            -------------------------------------
   17,300   iShares Russell 1000 Index Fund                                                  1,341
  415,622   Vanguard MSCI Emerging Markets ETF                                              17,677
                                                                                        ----------
            Total Domestic Exchange-Traded Funds                                            19,018
                                                                                        ----------
            FOREIGN EXCHANGE-TRADED FUNDS (15.1%)
            -------------------------------------
  640,858   iShares MSCI EAFE Index Fund                                                    34,446
                                                                                        ----------
            Total Equity Exchange-Traded Funds (cost: $56,322)                              53,464
                                                                                        ----------
            Total Equity Securities
            (cost: $152,787)                                                               163,007
                                                                                        ----------
PRINCIPAL
AMOUNT                                                     COUPON
(000)                                                        RATE          MATURITY
--------------------------------------------------------------------------------------------------
            BONDS (25.4%)

            CORPORATE OBLIGATIONS (13.7%)

            ENERGY (1.1%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (1.1%)
   $1,000   Enbridge Energy Partners, LP (d)                 8.05%       10/01/2037          1,095
      600   Enterprise Products Operating, LP                7.03         1/15/2068            644
    1,000   Southern Union Co. (d)                           3.56 (e)    11/01/2066            849
                                                                                        ----------
                                                                                             2,588
                                                                                        ----------
            Total Energy                                                                     2,588
                                                                                        ----------

            FINANCIALS (10.0%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (0.1%)
      275   State Street Capital Trust IV                    1.47 (e)     6/15/2037            206
                                                                                        ----------
            CONSUMER FINANCE (0.5%)
      500   American Express Co. (d)                         6.80         9/01/2066            512
      611   Capital One Financial Corp. (d)                  7.69         8/15/2036            619
                                                                                        ----------
                                                                                             1,131
                                                                                        ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            INVESTMENT BANKING & BROKERAGE (0.4%)
   $  805   Schwab Capital Trust I                           7.50%       11/15/2037     $      841
                                                                                        ----------
            LIFE & HEALTH INSURANCE (0.8%)
      500   Great-West Life & Annuity Insurance Co. (a),(d)  7.15         5/16/2046            503
      500   Lincoln National Corp.                           7.00         5/17/2066            490
      500   Principal Financial Global Fund, LLC             0.99 (e)     1/10/2031            384
      500   StanCorp Financial Group, Inc.                   6.90         6/01/2067            470
                                                                                        ----------
                                                                                             1,847
                                                                                        ----------
            MULTI-LINE INSURANCE (1.3%)
    1,500   Genworth Financial, Inc.                         6.15        11/15/2066            924
    1,500   Glen Meadow (a),(d)                              6.51         2/12/2067          1,155
    1,000   Nationwide Mutual Insurance Co. (a)              5.81        12/15/2024            917
                                                                                        ----------
                                                                                             2,996
                                                                                        ----------
            OTHER DIVERSIFIED FINANCIAL SERVICES (0.7%)
      500   BankAmerica Capital III (d)                      1.04 (e)     1/15/2027            377
      475   BankBoston Capital Trust IV (d)                  1.07 (e)     6/08/2028            358
    1,000   JPMorgan Chase Capital XIII                      1.42 (e)     9/30/2034            761
                                                                                        ----------
                                                                                             1,496
                                                                                        ----------
            PROPERTY & CASUALTY INSURANCE (2.0%)
    1,000   Allstate Corp. (d)                               6.13         5/15/2037            984
      500   Chubb Corp. (d)                                  6.38 (e)     3/29/2067            514
      500   HSB Group, Inc.                                  1.38 (e)     7/15/2027            361
      500   Ironshore Holdings, Inc. (a)                     8.50         5/15/2020            553
      500   Liberty Mutual Group, Inc. (d)                   7.30         6/15/2014            553
      500   Progressive Corp. (d)                            6.70         6/15/2037            524
    1,000   Travelers Companies, Inc. (d)                    6.25         3/15/2037          1,040
                                                                                        ----------
                                                                                             4,529
                                                                                        ----------
            REGIONAL BANKS (3.5%)
      500   CoBank ACB (a)                                   1.07 (e)     6/15/2022            399
      150   First Empire Capital Trust I (d)                 8.23         2/01/2027            155
    1,000   First Republic Bank Corp. (d)                    7.75         9/15/2012          1,007
    1,000   Fulton Capital Trust I (d)                       6.29         2/01/2036            905
      500   Huntington Capital III (d)                       6.65         5/15/2037            492
    1,000   KeyCorp Capital I                                1.21 (e)     7/01/2028            793
    1,000   Manufacturers & Traders Trust Co. (d)            5.63        12/01/2021            998
      500   Regions Financial Corp.                          7.75        11/10/2014            551
      400   Susquehanna Bancshares, Inc. (d)                 2.37 (e)     5/01/2014            380
      500   Susquehanna Capital II                          11.00         3/23/2040            536
    1,000   TCF National Bank (d)                            5.50         2/01/2016          1,068
      700   Webster Capital Trust IV (d)                     7.65         6/15/2037            701
                                                                                        ----------
                                                                                             7,985
                                                                                        ----------
            REINSURANCE (0.5%)
      500   Max USA Holdings Ltd. (a),(d)                    7.20         4/14/2017            523
      500   Platinum Underwriters Finance, Inc. (d)          7.50         6/01/2017            539
                                                                                        ----------
                                                                                             1,062
                                                                                        ----------
            REITs - RETAIL (0.2%)
      577   New Plan Excel Realty Trust, Inc., acquired
              2/20/2009; cost $196 (c)                       7.68        11/02/2026            548
                                                                                        ----------
            Total Financials                                                                22,641
                                                                                        ----------

            INDUSTRIALS (0.3%)
            ------------------
            AEROSPACE & DEFENSE (0.3%)
    1,000   Textron Financial Corp. (a)                      6.00         2/15/2067            765
                                                                                        ----------

================================================================================

13  | USAA First Start Growth Fund

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
            UTILITIES (2.3%)
            ----------------
            ELECTRIC UTILITIES (0.6%)
   $  233   FPL Group Capital, Inc. (d)                      6.65%        6/15/2067     $      240
      500   PPL Capital Funding, Inc.                        6.70         3/30/2067            496
      949   Texas Competitive Electric Holdings Co., LLC (f) 4.74        10/10/2017            525
                                                                                        ----------
                                                                                             1,261
                                                                                        ----------
            MULTI-UTILITIES (1.7%)
    1,000   Dominion Resources, Inc. (d)                     7.50         6/30/2066          1,066
    1,005   Integrys Energy Group, Inc. (d)                  6.11        12/01/2066          1,010
    1,000   Puget Sound Energy, Inc. (d)                     6.97         6/01/2067          1,034
      725   Wisconsin Energy Corp.                           6.25         5/15/2067            750
                                                                                        ----------
                                                                                             3,860
                                                                                        ----------
            Total Utilities                                                                  5,121
                                                                                        ----------
            Total Corporate Obligations (cost: $28,135)                                     31,115
                                                                                        ----------

            EURODOLLAR AND YANKEE OBLIGATIONS (3.3%)

            ENERGY (0.5%)
            -------------
            OIL & GAS STORAGE & TRANSPORTATION (0.5%)
    1,000   TransCanada Pipelines Ltd. (d)                   6.35         5/15/2067          1,045
                                                                                        ----------

            FINANCIALS (2.6%)
            -----------------
            DIVERSIFIED BANKS (1.1%)
    1,500   Barclays Bank plc                                1.00 (e)             - (g)        704
    2,040   HSBC Bank plc                                    1.06 (e)             - (g)      1,016
      500   Landsbanki Islands hf, acquired 10/12/2007;
              cost $500 (a),(b),(c),(h)                      7.43                 - (g)         --
      700   Royal Bank of Scotland Group plc                 9.50 (e)     3/16/2022            740
                                                                                        ----------
                                                                                             2,460
                                                                                        ----------
            DIVERSIFIED CAPITAL MARKETS (0.3%)
    1,000   Deutsche Bank Capital Trust IV                   4.59 (e)             - (g)        715
                                                                                        ----------
            MULTI-LINE INSURANCE (0.8%)
    1,555   AXA S.A. (d)                                     1.98 (e)             - (g)        847
    1,000   Oil Insurance Ltd. (a),(d)                       3.45 (e)             - (g)        962
                                                                                        ----------
                                                                                             1,809
                                                                                        ----------
            PROPERTY & CASUALTY INSURANCE (0.4%)
    1,000   QBE Insurance Group Ltd. (a)                     5.65         7/01/2023            939
                                                                                        ----------
            REGIONAL BANKS (0.0%)
    1,000   Glitnir Banki hf, acquired 9/11/2006 and
              10/18/2006; cost $1,017 (a),(b),(c),(h)        7.45                 - (g)         --
                                                                                        ----------
            Total Financials                                                                 5,923
                                                                                        ----------

            INDUSTRIALS (0.2%)
            ------------------
            INDUSTRIAL CONGLOMERATES (0.2%)
      500   Hutchison Whampoa Ltd. (a),(d)                   6.00                 - (g)        510
                                                                                        ----------
            Total Eurodollar and Yankee Obligations (cost: $8,539)                           7,478
                                                                                        ----------

            COMMERCIAL MORTGAGE SECURITIES (7.2%)

            FINANCIALS (7.2%)
            -----------------
            COMMERCIAL MORTGAGE-BACKED SECURITIES (7.2%)
      500   Banc of America Commercial Mortgage, Inc.        5.77         5/10/2045            474
      400   Banc of America Commercial Mortgage, Inc.        5.46         9/10/2045            386

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL                                                                                   MARKET
AMOUNT                                                     COUPON                            VALUE
(000)       SECURITY                                         RATE          MATURITY          (000)
--------------------------------------------------------------------------------------------------
   $  230   Banc of America Commercial Mortgage, Inc.        5.68%        7/10/2046     $      237
    1,000   Banc of America Commercial Mortgage, Inc. (d)    5.18         9/10/2047            783
      500   Banc of America Commercial Mortgage, Inc.        6.20         2/10/2051            403
      500   Bear Stearns Commercial Mortgage Securities,
              Inc. (d)                                       4.99         9/11/2042            498
      500   Citigroup Commercial Mortgage Trust (d)          5.40         7/15/2044            494
      530   Citigroup Commercial Mortgage Trust (d)          5.73         3/15/2049            494
      480   Commercial Mortgage Pass-Through
              Certificates (d)                               5.21         6/10/2044            494
      500   Credit Suisse Commercial Mortgage Trust          5.55         2/15/2039            503
      745   Credit Suisse First Boston Mortgage Securities
              Corp. (d)                                      5.10         8/15/2038            764
    1,000   GE Capital Commercial Mortgage Corp. (d)         5.61        12/10/2049            888
      250   GMAC Commercial Mortgage Securities, Inc.        4.98        12/10/2041            186
        8   GS Mortgage Securities Corp. II                  4.30         1/10/2040              8
    1,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                               5.04        10/15/2042            889
      690   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                               5.57         4/15/2043            626
      500   J.P. Morgan Chase Commercial Mortgage
              Securities Corp. (d)                           5.33        12/15/2044            445
      378   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                               5.33        12/15/2044            348
    1,000   J.P. Morgan Chase Commercial Mortgage
              Securities Corp.                               5.48         5/15/2045            953
      690   Merrill Lynch Mortgage Trust (d)                 5.24        11/12/2037            741
      250   Merrill Lynch Mortgage Trust                     5.10         7/12/2038            174
      500   Merrill Lynch Mortgage Trust                     5.14         7/12/2038            470
      135   Merrill Lynch Mortgage Trust                     5.31         7/12/2038            101
      670   Merrill Lynch Mortgage Trust                     5.67         5/12/2039            601
      500   Merrill Lynch Mortgage Trust                     5.01        10/12/2041            503
    1,000   ML-CFC Commercial Mortgage Trust (d)             5.42         8/12/2048            911
      500   ML-CFC Commercial Mortgage Trust                 6.16         8/12/2049            473
      500   Morgan Stanley Capital I, Inc.                   5.07         8/13/2042            510
      500   Morgan Stanley Capital I, Inc.                   5.79         7/12/2044            510
    1,000   Morgan Stanley Capital I, Inc. (d)               4.77         7/15/2056          1,032
      500   Wachovia Bank Commercial Mortgage Trust          5.60        10/15/2048            493
                                                                                        ----------
            Total Financials                                                                16,392
                                                                                        ----------
            Total Commercial Mortgage Securities (cost: $15,047)                            16,392
                                                                                        ----------
            U.S. TREASURY SECURITIES (1.2%)

            BONDS (1.2%)
    2,800   3.13%, 2/15/2042 (cost: $2,758)                                                  2,808
                                                                                        ----------
            Total Bonds
            (cost: $54,479)                                                                 57,793
                                                                                        ----------
NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------
            MONEY MARKET INSTRUMENTS (2.9%)

            MONEY MARKET FUNDS (2.9%)
6,647,957   State Street Institutional Liquid Reserve Fund,
            0.21%(i) (cost: $6,648)                                                          6,648
                                                                                        ----------

            TOTAL INVESTMENTS (COST: $213,914)                                          $  227,448
                                                                                        ==========

================================================================================

15  | USAA First Start Growth Fund

================================================================================

NUMBER                                                                                      MARKET
OF                                                                                           VALUE
CONTRACTS   SECURITY                                                                         (000)
--------------------------------------------------------------------------------------------------
            PURCHASED OPTIONS (0.1%)
    1,200   Put - iShares MSCI Emerging Markets expiring May 19,
              2012 at 40                                                                $       28
      300   Put - S&P 500 Index expiring May 19, 2012 at 1350                                  183
                                                                                        ----------
            TOTAL PURCHASED OPTIONS
            (COST: $624)                                                                $      211
                                                                                        ==========
            WRITTEN OPTIONS (0.0%)
    (100)   Call - S&P 500 Index expiring May 19, 2012 at 1420                                 (68)
    (500)   Put - iShares MSCI Emerging Markets expiring
              May 19, 2012 at 37                                                                (2)
    (200)   Put - S&P 500 Index expiring May 19, 2012 at 1260                                  (18)
                                                                                        ----------
            TOTAL WRITTEN OPTIONS
            (PREMIUMS RECEIVED: $210)                                                   $      (88)
                                                                                        ==========

($ IN 000s)                                       VALUATION HIERARCHY
                                                  -------------------
                                      (LEVEL 1)
                                    QUOTED PRICES     (LEVEL 2)
                                      IN ACTIVE         OTHER           (LEVEL 3)
                                       MARKETS       SIGNIFICANT       SIGNIFICANT
                                    FOR IDENTICAL     OBSERVABLE      UNOBSERVABLE
ASSETS                                 ASSETS          INPUTS            INPUTS              TOTAL
--------------------------------------------------------------------------------------------------
EQUITY SECURITIES:
  COMMON STOCKS                     $     104,428    $        --      $         --    $    104,428
  PREFERRED SECURITIES                         --          4,370               745           5,115
  EQUITY EXCHANGE-TRADED FUNDS             53,464             --                --          53,464
BONDS:
  CORPORATE OBLIGATIONS                        --         31,115                --          31,115
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                  --          7,478                --           7,478
  COMMERCIAL MORTGAGE SECURITIES               --         16,392                --          16,392
  U.S. TREASURY SECURITIES                  2,808             --                --           2,808
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                        6,648             --                --           6,648
PURCHASED OPTIONS                             211             --                --             211
--------------------------------------------------------------------------------------------------
TOTAL                               $     167,559    $    59,355      $        745    $    227,659
--------------------------------------------------------------------------------------------------


                                      (LEVEL 1)       (LEVEL 2)         (LEVEL 3)
                                    QUOTED PRICES       OTHER          SIGNIFICANT
                                      IN ACTIVE      SIGNIFICANT      UNOBSERVABLE
                                       MARKETS        OBSERVABLE         INPUTS
                                    FOR IDENTICAL      INPUTS
LIABILITIES                          LIABILITIES                                             TOTAL
--------------------------------------------------------------------------------------------------
WRITTEN OPTIONS                     $        (88)    $        --      $         --    $        (88)
--------------------------------------------------------------------------------------------------
TOTAL                               $        (88)    $        --      $         --    $        (88)
--------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                                                    PREFERRED SECURITIES
--------------------------------------------------------------------------------------------------------
Balance as of July 31, 2011                                                                         $850
Purchases                                                                                              -
Sales                                                                                                  -
Transfers into Level 3                                                                               275
Transfers out of Level 3                                                                               -
Net realized gain (loss)                                                                               -
Change in net unrealized appreciation/depreciation                                                  (380)
--------------------------------------------------------------------------------------------------------
Balance as of April 30, 2012                                                                        $745
--------------------------------------------------------------------------------------------------------

For the period of August 1, 2011, through April 30, 2012, a preferred equity security with a fair value of $275,000 was transferred from Level 2 to Level 3. The fair value method included adjustments using recent tender offers related to the security. The Fund's policy is to recognize transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA First Start Growth Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

April 30, 2012 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA First Start Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Asset Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

================================================================================

18  | USAA First Start Growth Fund

================================================================================

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

8. Options are valued by a pricing service at the National Best Bid/Offer (NBBO) composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

================================================================================

19  | USAA First Start Growth Fund

================================================================================

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred equity securities and all bonds, except U.S. Treasuries, which are valued based on methods discussed in Note A5.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs at the end of the period, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Trust's Board of Trustees. The fair value methods included using inputs such as market quotations obtained from the broker-dealers from which the Fund purchased the securities and using recent tender offers related to the security. Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

C. FUTURES CONTRACTS -- The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts. The Fund had no futures contracts as of April 30, 2012.

D. OPTIONS TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities, ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves purchasing and selling options on indexes or ETFs that represent the fund's exposure against a highly correlated stock portfolio. The combination of the diversified stock portfolio with index or ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on ETFs are similar to options on individual securities in that the holder of the ETF call (or put) has the right to receive (or sell) shares of the underlying ETF at the strike price on or before exercise date. Options on securities indexes are different from options on individual securities in that the holder of the index option has the right to receive an amount of cash equal to the difference between the exercise price and the settlement value of the underlying index as defined by the exchange. If an index option is exercised, the realized gain or loss is determined by the exercise price, the settlement value, and the premium amount paid or received.

E. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

F. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both

================================================================================

21  | USAA First Start Growth Fund

================================================================================

the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

G. LENDING OF PORTFOLIO SECURITIES -- The Fund, through its third-party securities-lending agent, Citibank, N.A. (Citibank), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Citibank has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. The Fund had no securities out on loan as of April 30, 2012.

H. As of April 30, 2012, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of April 30, 2012, were $21,071,000 and $7,950,000, respectively, resulting in net unrealized appreciation of $13,121,000. Investments in foreign securities were 27.6% of net assets at April 30, 2012.

I. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $227,737,000 at April 30, 2012, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.

J. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. These securities represent ownership in a pool of loans and are divided into pieces (tranches) with varying maturities. The stated final maturity of such securities represents when the final principal payment will be made for all underlying loans. The weighted average life is the average time for principal to be repaid, which is calculated by assuming prepayment rates of the underlying loans. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled principal payments and unscheduled

================================================================================

                                         Notes to Portfolio of Investments |  22

================================================================================

principal prepayments. Stated interest rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

REIT  Real estate investment trust

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Security was fair valued at April 30, 2012, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(c) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at April 30, 2012, was $673,000, which represented 0.3% of the Fund's net assets.
(d) The security, or a portion thereof, is segregated to cover the notional value of outstanding written call options at April 30, 2012.
(e) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at April 30, 2012.
(f) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at April 30, 2012. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Rate represents the money market fund annualized seven-day yield at April 30, 2012.
*     Non-income-producing security.

================================================================================

23  | USAA First Start Growth Fund



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.











SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2012

By:*     /S/ ADYM W. RYGMYR
         --------------------------------------------------------------
         Signature and Title:  Adym W. Rygmyr, Secretary

Date:     06/22/12
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /S/ R. MATTHEW FREUND
         -----------------------------------------------------
         Signature and Title:  R. Matthew Freund, Senior Vice-President

Date:     06/27/12
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     06/26/12
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.